Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

Note T.

Segment Information

The company’s major operations consist of five business segments: Global Technology Services, Global Business Services, Software, Systems and Technology, and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Information about each segment’s business and the products and services that generate each segment’s revenue is located in the “Description of Business” section on pages 29 to 31, and in “Segment Details,” on pages 33 to 38 in the Management Discussion.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems and software that are used by Global Technology Services in outsourcing engagements are primarily sourced internally from Systems and Technology and Software. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. The Global Services segments enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by senior management, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology*	Financing	Segments*
2014
External revenue	$37,130	$17,825	$25,434	$9,996	$2,034	$92,418
Internal revenue	934	543	3,496	647	2,488	8,108
Total revenue	$38,063	$18,367	$28,931	$10,643	$4,522	$100,527
Pre-tax income
from continuing operations	$6,340	$2,999	$10,699	$34	$2,189	$22,262
Revenue year-to-year change	(3.9)%	(3.9)%	(0.7)%	(21.6)%	5.1%	(4.9)%
Pre-tax income year-to-year change	(9.2)%	(6.7)%	(3.7)%	(84.1)%	0.8%	(6.0)%
Pre-tax income margin	16.7%	16.3%	37.0%	0.3%	48.4%	22.1%

2013*
External revenue	$38,551	$18,396	$25,932	$12,988	$2,022	$97,889
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$39,615	$19,109	$29,123	$13,581	$4,304	$105,732
Pre-tax income
from continuing operations	$6,983	$3,214	$11,106	$213	$2,171	$23,687
Revenue year-to-year change	(4.3)%	(0.9)%	1.4%	(18.7)%	5.7%	(4.0)%
Pre-tax income year-to-year change	0.3%	7.7%	2.7%	(88.6)%	6.8%	(3.9)%
Pre-tax income margin	17.6%	16.8%	38.1%	1.6%	50.4%	22.4%

2012*
External revenue	$40,236	$18,566	$25,448	$16,034	$2,013	$102,297
Internal revenue	1,166	719	3,274	676	2,060	7,896
Total revenue	$41,402	$19,286	$28,722	$16,710	$4,073	$110,193
Pre-tax income
from continuing operations	$6,961	$2,983	$10,810	$1,866	$2,034	$24,653
Revenue year-to-year change	(1.7)%	(4.0)%	1.8%	(7.0)%	(2.9)%	(2.1)%
Pre-tax income year-to-year change	10.8%	(0.8)%	8.4%	(11.6)%	1.1%	5.4%
Pre-tax income margin	16.8%	15.5%	37.6%	11.2%	49.9%	22.4%

* Reclassified to reflect discontinued operations presentation.

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2014	2013*	2012*
Revenue
Total reportable segments	$100,527	$105,732	$110,193
Other revenue and adjustments	374	478	577
Elimination of internal transactions	(8,108)	(7,843)	(7,896)
Total IBM consolidated revenue	$92,793	$98,367	$102,874

($ in millions)

For the year ended December 31:	2014	2013*	2012*
Pre-tax income from continuing operations:
Total reportable segments	$22,262	$23,687	$24,653
Amortization of acquired intangible assets	(791)	(758)	(703)
Acquisition-related charges	(12)	(46)	(36)
Non-operating retirement- related (costs)/income	(353)	(1,062)	(538)
Elimination of internal transactions	(1,914)	(1,480)	(1,197)
Unallocated corporate amounts**	795	(98)	361
Total income from continuing operations, before tax	$19,986	$20,244	$22,540

* Reclassified to reflect discontinued operations presentation.

**      The 2014, 2013 and 2012 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the industry standard server divestiture.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Global Technology Services assets are primarily plant, property and equipment, including the assets associated with the outsourcing business, goodwill, accounts receivable, deferred services arrangement transition costs, maintenance parts inventory and acquired intangible assets. Global Business Services assets are primarily goodwill and accounts receivable. Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Systems and Technology assets are primarily plant, property and equipment, goodwill, manufacturing inventory and accounts receivable. Global Financing assets are primarily financing receivables and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 148. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 31, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 76 of the Management Discussion.

Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global		Systems and
	Technology	Business		Technology	Global	Total
For the year ended December 31:	Services	Services	Software	**	Financing	Segments**
2014
Assets	$17,245	$7,795	$25,813	$4,235	$38,845	$93,933
Depreciation/amortization of intangibles*	1,873	58	1,210	712	455	4,308
Capital expenditures/investments in intangibles	2,272	33	534	600	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013**
Assets	$18,048	$8,311	$27,101	$4,901	$40,138	$98,499
Depreciation/amortization of intangibles*	1,670	72	1,211	435	574	3,963
Capital expenditures/investments in intangibles	1,938	69	540	395	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

2012**
Assets	$15,884	$8,022	$26,291	$5,092	$38,882	$94,170
Depreciation/amortization of intangibles*	1,597	75	1,157	404	853	4,088
Capital expenditures/investments in intangibles	1,760	42	618	517	708	3,644
Interest income	—	—	—	—	1,972	1,972
Interest expense	—	—	—	—	410	410

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Reclassified to reflect discontinued operations presentation.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2014	2013*	2012*
Assets
Total reportable segments	$93,933	$98,499	$94,170
Elimination of internal transactions	(5,193)	(4,740)	(4,943)
Unallocated amounts
Cash and marketable securities	7,182	9,697	9,779
Notes and accounts receivable	4,253	2,907	3,987
Deferred tax assets	6,643	4,532	5,194
Plant, other property and equipment	2,169	4,827	4,900
Pension assets	2,160	5,551	945
Other	6,386	4,949	5,181
Total IBM consolidated assets	$117,532	$126,223	$119,213

* Reclassified to reflect discontinued operations presentation.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2014, 2013 or 2012.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2014	2013**	2012**
United States	$32,021	$33,427	$34,653
Japan	8,382	9,070	10,696
Other countries	52,390	55,871	57,525
Total IBM consolidated revenue	$92,793	$98,367	$102,874

*              Revenues are attributed to countries based on the location of the client.

** Reclassified to reflect discontinued operations presentation.

Plant and Other Property—Net

($ in millions)

At December 31:	2014	2013	2012
United States	$4,388	$6,723	$6,555
Other countries	5,690	6,257	6,299
Total	$10,078	$12,979	$12,854

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Within Global Technology Services and Global Business Services, client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. Within Software, product license charges and ongoing subscription and support are reported as Software, and software as a service, consulting, education, training and other product-related services are reported as Services.

($ in millions)

For the year ended December 31:	2014	2013*	2012*
Global Technology Services
Services	$28,817	$29,953	$31,161
Maintenance	6,853	7,111	7,343
Systems	1,294	1,322	1,574
Software	165	164	159
Global Business Services
Services	$17,515	$18,065	$18,216
Software	185	221	208
Systems	124	109	142
Software
Software	$22,722	$23,420	$23,144
Services	2,712	2,512	2,304
Systems and Technology*
Servers	$7,320	$9,946	$12,623
Storage	2,676	3,041	3,411
Global Financing
Financing	$1,543	$1,493	$1,471
Used equipment sales	491	529	542

* Reclassified to reflect discontinued operations presentation.